UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20005

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/05

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): 	[ ] is a restatement.
      [ ] adds new holdings
      entries.
Institutional Investment Manager Filing this Report:

Name: 	Charter Financial Group, Inc.
Address: 	1101 14th Street, NW
		Suite 1010
		Washington, DC  20005

Form 13F File Number: 28-_05197__

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan H. Stewart
Title: 	Chairman & President
Phone: 	202)289-7443

Signature, Place, and Date of Signing:

Susan H. Stewart 		Washington, DC		August 1, 2005
[Signature] 			[City, State] 				[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
















































Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total: 	34

Form 13F Information Table Value Total: 	$146437
      (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE









FORM 13F INFORMATION TABLE
			VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(X$1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
3M Corp	COM	88579y101	3191	43500	SH		SOLE		14600	0	28900
Altera Corporation	COM	021441100	3667	191923	SH		SOLE		43400	0	148523
Amgen Inc.	COM	031162100	6436	80784	SH		SOLE		13100	0	67684
Avon Products Inc.	COM	54303102	2394	88700	SH		SOLE		34000	0	54700
BJ's Wholesale Club, Inc.	COM	05548J106	5179	186329	SH		SOLE		40000	0	146329
Biomet Inc.	COM	90613100	3645	105018	 SH		SOLE		28000	0	77018
C.H. Robinson Worldwide Inc.	COM	12541w100	6833	106563	SH		SOLE		17000	0	89563
Check Point Software Tech	COM	M22465104	5340	219606	SH		SOLE		50000	0	169606
Chubb Corp.	COM	171232101	5867	65522	SH		SOLE		12800	0	52722
Constellation Brands Inc A	CLA	21036p108	2888	111100	SH		SOLE		40100	0	71000
EMC Corporation	COM	268648102	5284	408287	SH		SOLE		85900	0	322387
Eastman Chemical Company	COM	277432100	4826	102753	SH		SOLE		22700	0	80053
Engelhard Corp.	COM	292845104	1205	43200	SH		SOLE		43200	0	0
Garmin Ltd.	COM	G37260109	5403	79663	SH		SOLE		17000	0	62663
Inamed Corp.	COM	453235103	1652	21831	SH		SOLE		4400	0	17431
IShares MSCI Comex Gold Trust	MSCI COM GOLD 	464285105	1513	32342	SH		SOLE		0		32342
IShares MSCI Pacific ex Japan	MSCI PAC XJAPAN	464286665	2613	25340	SH		SOLE		0	0	25340
IShares MSCI Emerging Markets Index 	MSCI EMERG MKT	464287234	1040	12257	SH		SOLE		0	0	12257
Intl. Business Machines Corp.	COM	459200101	4887	60923	SH		SOLE		14000	0	46923
Intuit Inc.	COM	461202103	5278	117798	SH		SOLE		24000	0	93798
Invitrogen Corp.	COM	46185r100	1643	21851	SH		SOLE		0	0	21851
Johnson & Johnson	COM	478160104	5713	90296	SH		SOLE		16000	0	74296
Lehman Brothers Holdings Inc.	COM	524908100	7099	60953	SH		SOLE		10500	0	50453
M & T Bank Corp.	COM	55261f104	3435	32500	SH		SOLE		9600	0	22900
MeadWestVaco Corp	COM	58334107	2886	104500	SH		SOLE		34500		70000
Merrill Lynch and Co.	COM	590188108	5483	89375	SH		SOLE		19600	0	69775
Nabors Industries LTD	COM	g6359f103	7213	100420	SH		SOLE		16600	0	83820
Noble Corp.	COM	655042109	7354	107424	SH		SOLE		15800	0	91624
Polymedica Corp.	COM	731738100	1555	44506	SH		SOLE		8800	0	35706
Qualcomm Inc.	COM	747525103	6889	153953	SH		SOLE		28200	0	125753
Sanofi-Aventis Corp	COM	80105n105	3800	91475	SH		SOLE		24000		67475
Stryker Corp	COM	863667101	5508	111445	SH		SOLE		20500	0	90945
Target Corp.	COM	87612e106	5398	103949	SH		SOLE		20400	0	83549
Wells Fargo Co.	COM	949746101	3320	56700	SH		SOLE		18900	0	37800
        			146437